Business segment information (Tables)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Business segment financial information
	Year ended March 31,
Product Line	2013	2014	2015

Scales	90%	95%	89%
Pet Electronics Products	8%	4%	10%
Others	2%	1%	1%
Total	100%	100%	100%

The accounting policies of the Company’s reportable segments are the same as those described in the description of business and significant accounting policies.

Summarized financial information by business segment as of March 31, 2013, 2014 and 2015 is as follows:

	Net sales	Operating (loss)/income	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2013

Scales & Others	27,998	(371)	18,518	111	1,301
Pet Electronics Products	2,388	(32)	1,579	9	111
Total operating segments	30,386	(403)	20,097	120	1,412

Corporate	—	—	7,026	226	-

Group	30,386	(403)	27,123	346	1,412

2014

Scales & Others	29,837	281	23,279	1,035	2,762
Pet Electronics Products	1,468	14	1,145	51	136

Total operating segments	31,305	295	24,424	1,086	2,898
Corporate	—	—	7,716	289	-

Group	31,305	295	32,140	1,375	2,898

2015

Scales & Others	25,911	414	16,172	968	1,472
Pet Electronics Products	3,033	48	1,893	114	173

Total operating segments	28,944	462	18,065	1,082	1,645
Corporate	—	—	7,712	294	—

Group	28,944	462	25,777	1,376	1,645

Total property plant and equipment
	March 31,	March 31,
	2014	2015
	$ in thousands	$ in thousands

Hong Kong	1,090	1,194
The PRC	11,362	11,290
Total property , plant and equipment	12,452	12,484

Geographic net export sales
	Year ended March 31,
	2013		2014		2015
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	23,804	78	25,203	81	21,271	73
Germany	5,121	17	4,688	15	6,210	22

	28,925	95	29,891	96	27,481	95

Customer geographic net export sales
		Year ended March 31,
		2013		2014		2015

Customers	Segment	$ in thousand	%	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	Scales & Pet Electronics Products	15,818	52	14,080	45	6,879	24
Fitbit, Inc.	Scales	5,493	18	10,396	33	10,593	37
Kern + Sohn GMBH	Scales	3,814	13	2,762	9	5,424	19

		25,125	83	27,238	87	22,896	80